Intangible Assets, Net - Schedule of Intangible Assets, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 1,260,487	$ 197,798	¥ 35,296
Less: accumulated amortization	(90,720)	(14,236)	(18,723)
Intangible assets, net	1,169,767	183,562	16,573
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	620,100	97,307
Less: accumulated amortization	(32,637)	(5,121)
Patents and Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	67,900	10,655
Less: accumulated amortization	(8,138)	(1,277)
Trade Marks and Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	497,098	78,006	7,020
Less: accumulated amortization	(20,722)	(3,252)	(3,035)
Software and Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	71,752	11,259	20,807
Less: accumulated amortization	(26,692)	(4,189)	(10,268)
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	3,637	571	7,469
Less: accumulated amortization	¥ (2,531)	$ (397)	¥ (5,420)